Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at September 30, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$—	$—	$889	$889
Related party private placement warrant liability	—	—	464	464
Total liabilities	$—	$—	$1,353	$1,353

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes, current	$—	$—	$15,604	$15,604
Related party convertible notes, current	—	—	2,133	2,133
Share-based termination liability	—	—	6,349	6,349
Convertible preferred stock warrant liability	—	—	203	203
Total liabilities	$—	$—	$24,289	$24,289

Schedule of Change in Convertible Notes, Current

The change in fair value of the Private Placement Warrants is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the related party private placement warrant liability.

Convertible notes
Balance at January 1, 2024	$15,604
Note issuance during the period	3,457
Change in estimated fair value	1,213
Balance at March 31, 2024	$20,274
Note issuance during the period	10,130
Loss on extinguishment	22,183
Change in estimated fair value	15,874
Balance at June 30, 2024	$68,461
Note issuance during the period	3,972
Change in estimated fair value	14,577
Conversion into Common stock	(87,010)
Balance at September 30, 2024	$—

Schedule of Change in Related Party Convertible Notes, Current	There was no change in fair value attributable to the instrument-specific credit risk for the three and nine months ended September 30, 2024.
Related party convertible notes
Balance at January 1, 2024	$2,133
Note issuance during the period	1,449
Change in estimated fair value	247
Balance at March 31, 2024	$3,829
Note issuance during the period	3,635
Loss on extinguishment	4,176
Change in estimated fair value	5,301
Balance at June 30, 2024	$16,941
Change in estimated fair value	(1,796)
Conversion into Common stock	(15,145)
Balance at September 30, 2024	$—

Schedule of Change in Share-Based Termination Liability	There was no change in fair value attributable to the instrument-specific credit risk for the three and nine months ended September 30, 2024.
Share-based termination liability
Balance at January 1, 2024	$6,349
Change in estimated fair value	(186)
Balance at March 31, 2024	$6,163
Change in estimated fair value	1,498
Balance at June 30, 2024	$7,661
Change in estimated fair value	(334)
Liability settlement due to issuance of Common stock	(7,327)
Balance at September 30, 2024	$—

Schedule of Change in Convertible Preferred Stock Warrants Liability

The change in fair value of the share-based termination liability is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the share-based termination liability.

Convertible preferred stock warrants liability
Balance at January 1, 2023	$330
Change in estimated fair value	—
Balance at March 31, 2023	$330
Change in estimated fair value	—
Balance at June 30, 2023	$330
Change in estimated fair value	(126)
Balance at September 30, 2023	$204

Convertible preferred stock warrants liability
Balance at January 1, 2024	$203
Change in estimated fair value	(24)
Balance at March 31, 2024	$179
Change in estimated fair value	(73)
Balance at June 30, 2024	$106
Change in estimated fair value	91
Conversion into Private Warrants	(197)
Balance at September 30, 2024	$—

Schedule of Change in Fair Value of Level 3 Liabilities

The change in the fair value of the Level 3 liabilities during the three and nine months ended September 30, 2024 and 2023 was as follows (in thousands):

Public placement warrant liability
Balance at June 30, 2024	$—
Warrants assumed from the Merger	25,175
Change in estimated fair value	(24,286)
Balance at September 30, 2024	$889

Schedule of Change in Fair Value of the Public Placement Warrants

The change in fair value of the Public Placement Warrants is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the public placement warrant liability.

Related party private placement warrant liability
Balance at June 30, 2024	$—
Warrants assumed from the Merger	13,135
Change in estimated fair value	(12,671)
Balance at September 30, 2024	$464

BOLT THREADS, INC. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below presents the Company’s liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes, current	$—	$—	$15,604	$15,604
Related party convertible notes, current	—	—	2,133	2,133
Share-based termination liability	—	—	6,349	6,349
Convertible preferred stock warrant liability	—	—	203	203
Total liabilities	$—	$—	$24,289	$24,289

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2022 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalent:
Money market funds	$19,762	$—	$—	$19,762
Total cash equivalent	$19,762	$—	$—	$19,762

Liabilities:
Convertible preferred stock warrant liability	$—	$—	$330	$330
Total liabilities	$—	$—	$330	$330

Schedule of Change in Convertible Notes, Current

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2023 and 2022 was as follows (in thousands):

Convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	15,323
Change in estimated fair value	281
Balance at December 31, 2023	$15,604

Schedule of Change in Related Party Convertible Notes, Current	There was no change in fair value attributable to the instrument-specific credit risk for the years ended December 31, 2023 and 2022.
Related party convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	2,018
Change in estimated fair value	115
Balance at December 31, 2023	$2,133

Schedule of Change in Share-Based Termination Liability	There was no change in fair value attributable to the instrument-specific credit risk for the years ended December 31, 2023 and 2022.
Share-based termination liability
Balance at January 1, 2023	$—
Addition during the period	6,053
Change in estimated fair value	296
Balance at December 31, 2023	$6,349

Schedule of Change in Convertible Preferred Stock Warrants Liability

The change in fair value of the share-based termination liability is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the share-based termination liability totaling loss of $0.3 million and zero for the years ended December 31, 2023 and 2022.

Convertible preferred stock warrants liability
Balance at January 1, 2022	$1,227
Change in estimated fair value	(1,032)
Convertible preferred stock warrants issued	135
Balance at December 31, 2022	$330
Change in estimated fair value	(127)
Balance at December 31, 2023	203